FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 10 - FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value at September 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2025	Level	December 31, 2024
Liabilities:
Private Placement Warrants (1)	Level 2	$241,603	Level 2	$48,321
Public Warrants (1)	Level 2	$354,008	Level 2	$70,802
Non-redemption Liability (1)	Level 3	$6,025,173	Level 3	$4,028,008
Polar Capital Investment Payable	Level 3	$227,273	Level 3	$227,273

(1)	Measured at fair value on a recurring basis.

Warrants

The Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting date. Changes in the fair value of the Warrants are recorded in the accompanying unaudited condensed statements of operations at the end of each period. Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period in which a change in valuation technique or methodology occurs. The Warrants are accounted for as liabilities in accordance with ASC 815-40, and are presented within warrant liabilities on the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the accompanying unaudited condensed statements of operations.

Upon consummation of the Initial Public Offering on October 19, 2021, the Warrants were classified as Level 3 due to unobservable inputs used in the initial valuation. On December 9, 2021, the Public Warrants surpassed the 52-day threshold waiting period to be publicly traded in accordance with the IPO Registration Statement. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. The estimated fair value of the Public Warrants was transferred from a Level 1 measurement to a Level 2 measurement due to lack of trading activity as of December 31, 2024 and 2023. As the transfer of Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. As such, the Private Placement Warrants were classified as Level 2 as it references the price of Public Warrants.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities

Fair value as of December 31, 2024	$48,321	$70,802	$119,123
Change in fair value (1)	50,253	73,633	123,886
Fair value as of March 31, 2025	$98,574	$144,435	$243,009
Change in fair value (1)	143,029	209,573	352,602
Fair value as of June 30, 2025	$241,603	$354,008	$595,611
Change in fair value (1)	—	—	—
Fair value as of September 30, 2025	$241,603	$354,008	$595,611

	Private Placement	Public	Warrant Liabilities

Fair value as of December 31, 2023	$238,704	$349,760	$588,464
Change in fair value (1)	205,846	301,615	507,461
Fair value as of March 31, 2024	$444,550	$651,375	$1,095,925
Change in fair value (1)	(155,109)	(227,273)	(382,382)
Fair value as of June 30, 2024	$289,441	$424,102	$713,543
Change in fair value (1)	5,315	7,788	13,103
Fair value as of September 30, 2024	$294,756	$431,890	$726,646

(1)	Changes in fair value are recognized in change in fair value of derivative warrant liabilities in the accompanying unaudited condensed statements of operations.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

NOTE 10 - FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024, and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2024	Level	December 31, 2023
Liabilities:
Private Placement Warrants (1)	Level 2	$48,321	Level 2	$238,704
Public Warrants (1)	Level 2	$70,802	Level 2	$349,760
Non-redemption Liability (1)	Level 3	$4,028,008	N/A	$-
Polar Capital Investment Payable	Level 3	$227,273	Level 3	$90,909

(1)	Measured at fair value on a recurring basis.

Warrants

The Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting date. Changes in the fair value of the Warrants are recorded in the accompanying statements of operations at the end of each period. Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period in which a change in valuation technique or methodology occurs. The Warrants are accounted for as liabilities in accordance with ASC 815-40, and are presented within warrant liabilities on the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the accompanying statements of operations.

Upon consummation of the Initial Public Offering on October 19, 2021, the Warrants were classified as Level 3 due to unobservable inputs used in the initial valuation. On December 9, 2021, the Public Warrants surpassed the 52-day threshold waiting period to be publicly traded in accordance with the IPO Registration Statement. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. The estimated fair value of the Public Warrants was transferred from a Level 1 measurement to a Level 2 measurement due to lack of trading activity as of December 31, 2023. As the transfer of Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. As such, the Private Placement Warrants were classified as Level 2 as it references the price of Public Warrants.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities

Fair value as of December 31, 2023	$238,704	$349,760	$588,464
Change in fair value (1)	(190,383)	(278,958)	(469,341)
Fair value as of December 31, 2024	$48,321	$70,802	$119,123

(1)	Changes in fair value are recognized in changes in fair value of warrant liabilities in the accompanying statements of operations.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS